Cumulative Preferred Stock (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Net Proceeds from Issuance of Redeemable Preferred Stock	$ 709	$ 709
Number of shares issued and outstanding	29,000,000	29,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Net Proceeds from Issuance of Redeemable Preferred Stock		$ 95
Number of shares issued and outstanding	3,864,636	3,864,636
Annual Dividend Per Share		$ 0.6388
Amount per share used to determine dividend per share	$ 25
Term of Canada government bond yield	5 years
Outstanding share redemption price per share	$ 25
Series A Preferred Stock [Member] | Up To And Excluding August 15, 2020 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share	$ 0.6388
Percentage rate used to determine dividend rate	1.84%
Outstanding share redemption price per share	$ 25
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Net Proceeds from Issuance of Redeemable Preferred Stock		$ 52
Number of shares issued and outstanding	2,135,364	2,135,364
Annual Dividend Per Share	$ 0.6032	$ 0.5724
Amount per share used to determine dividend per share	$ 25
Percentage rate used to determine dividend rate	1.84%
Outstanding share redemption price per share	$ 25
Series B Preferred Stock [Member] | August 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	25
Series B Preferred Stock [Member] | After August 15, 2015 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	$ 25.5
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Net Proceeds from Issuance of Redeemable Preferred Stock		$ 245
Number of shares issued and outstanding	10,000,000	10,000,000
Annual Dividend Per Share		$ 1.025
Amount per share used to determine dividend per share	$ 25
Term of Canada government bond yield	5 years
Outstanding share redemption price per share	$ 25
Series C Preferred Stock [Member] | Up To And Excluding August 15, 2018 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.025
Percentage rate used to determine dividend rate	2.65%
Outstanding share redemption price per share	$ 25
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Net Proceeds from Issuance of Redeemable Preferred Stock		$ 195
Number of shares issued and outstanding	8,000,000	8,000,000
Annual Dividend Per Share		$ 1.0625
Amount per share used to determine dividend per share	$ 25
Term of Canada government bond yield	5 years
Outstanding share redemption price per share	$ 25
Series F Preferred Stock [Member] | Up To And Excluding February 15, 2020 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.0625
Percentage rate used to determine dividend rate	2.63%
Outstanding share redemption price per share	$ 25
Series D Preferred Stock [Member] | August 15, 2023 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	25
Series D Preferred Stock [Member] | After August 15, 2018 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	25.5
Series G Preferred Stock [Member] | February 15, 2025 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	25
Series G Preferred Stock [Member] | After February 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	$ 25.5
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Net Proceeds from Issuance of Redeemable Preferred Stock		$ 122
Number of shares issued and outstanding	5,000,000	5,000,000
Annual Dividend Per Share		$ 1.125
Outstanding share redemption price per share	$ 26
Series E Preferred Stock [Member] | If Redeemed Prior To August 15, 2019 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	26
Series E Preferred Stock [Member] | If Redeemed On Or After August 15, 2019, But Prior To August 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	25.75
Series E Preferred Stock [Member] | If Redeemed On Or After August 15, 2020, But Prior To August 15, 2021 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	25.5
Series E Preferred Stock [Member] | If Redeemed On Or After August 15, 2021, But Prior To August 15, 2022 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	25.25
Series E Preferred Stock [Member] | If Redeemed On Or After August 15, 2022 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share	$ 25